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TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 49.7%
94,455	FlexShares Global Upstream Natural Resources Index Fund(a)	$ 3,896,269
190,818	iShares Global REIT ETF	5,092,932
41,231	iShares MSCI Emerging Markets ex China ETF	2,519,626
38,833	iShares MSCI USA Small-Cap Multifactor ETF	2,576,570
141,285	SPDR Portfolio S&P 400 Mid Cap ETF	7,725,464
30,795	SPDR Portfolio S&P 500 Growth ETF	2,554,137
146,346	SPDR Portfolio S&P 500 Value ETF	7,735,850
113,899	SPDR Portfolio S&P 600 Small Cap ETF	5,183,543
243,730	Vanguard FTSE Developed Markets ETF	12,871,381
81,466	Vanguard FTSE Emerging Markets ETF	3,898,148
29,080	Vanguard S&P 500 ETF	15,344,644
39,473	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,303,793
		70,702,357
	FIXED INCOME - 38.5%
79,035	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	8,929,374
41,468	SPDR Blbg Investment Grade Floating Rate ETF	1,279,288
336,514	SPDR Portfolio Short Term Corporate Bond ETF	10,189,644
150,984	VanEck J. P. Morgan EM Local Currency Bond ETF	3,834,994
42,057	Vanguard Intermediate-Term Treasury ETF	2,541,084
53,776	Vanguard Mortgage-Backed Securities ETF	2,538,765
258,096	Vanguard Short-Term Inflation-Protected Securities ETF	12,726,713
107,796	Vanguard Short-Term Treasury ETF	6,362,120
25,413	Vanguard Total International Bond ETF	1,277,766
138,485	Xtrackers USD High Yield Corporate Bond ETF	5,112,866
		54,792,614

	TOTAL EXCHANGE-TRADED FUNDS (Cost $106,995,770)	125,494,971

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 12.6%
	COLLATERAL FOR SECURITIES LOANED – 1.1%
1,166,100	Federated Hermes Government Obligations Fund, Institutional Class, 4.77% (Cost $1,166,100)(b)			$ 1,166,100

	MONEY MARKET FUNDS – 11.5%
16,344,519	Invesco Government & Agency Portfolio, Institutional Class, 4.85% (Cost $16,344,519)(b)			16,344,519

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,510,619)			17,510,619

	TOTAL INVESTMENTS - 100.8% (Cost $124,506,389)			$ 143,005,590
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%			(728,148)
	NET ASSETS - 100.0%			$ 142,277,442

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
65	CBOT 5 Year US Treasury Note	01/01/2025	$ 7,142,383	$ 12,695
5	CME E-mini Russell 2000 Index Futures	12/23/2024	562,300	10,722
10	CME E-Mini Standard & Poor's 500 Index Future	12/23/2024	2,907,125	61,921
4	CME E-Mini Standard & Poor's MidCap 400 Index	12/23/2024	1,259,440	33,225
13	ICE US mini MSCI EAFE Index Futures	12/23/2024	1,617,070	31,860
19	ICE US MSCI Emerging Markets EM Index Futures	12/23/2024	1,114,065	71,035
	TOTAL FUTURES CONTRACTS			$ 221,458

CBOT	- Chicago Board of Trade
CME	- Chicago Mercantile Exchange
ETF	- Exchange-Traded Fund
ICE	- Intercontinental Exchange
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $10,047,985 at September 30, 2024. The loaned securities were secured with cash collateral of $1,166,100 and non-cash collateral of $9,090,486. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.